Penn Capital Mid Cap Core Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 2.3%
Leonardo DRS, Inc.(a)	4,118	$96,979
Textron, Inc.	752	65,883
		162,862

Air Freight & Logistics - 1.3%
GXO Logistics, Inc.(a)	1,857	93,277

Banks - 5.8%
Pinnacle Financial Partners, Inc.	1,236	98,275
Popular, Inc.	1,727	153,720
South State Corp.	890	68,806
Texas Capital Bancshares, Inc.(a)	1,393	83,970
		404,771

Biotechnology - 1.5%
Halozyme Therapeutics, Inc.(a)	2,384	105,587

Capital Markets - 4.8%
Affiliated Managers Group, Inc.	619	100,649
BGC Group, Inc. - Class A	13,428	116,421
Lazard, Inc.	2,870	115,460
		332,530

Construction & Engineering - 1.9%
MasTec, Inc.(a)	1,159	130,098

Construction Materials - 1.7%
Knife River Corp.(a)	1,698	120,066

Consumer Finance - 1.3%
OneMain Holdings, Inc.	1,812	89,006

Consumer Staples Distribution & Retail - 1.7%
Chefs' Warehouse, Inc.(a)	894	35,242
Performance Food Group Co.(a)	1,167	81,223
		116,465

Containers & Packaging - 0.7%
O-I Glass, Inc.(a)	4,031	51,153

Electrical Equipment - 1.8%
Generac Holdings, Inc.(a)	828	121,890

Energy Equipment & Services - 5.9%
Patterson-UTI Energy, Inc.	6,753	74,418
Transocean Ltd.(a)	18,430	114,266
Weatherford International PLC(a)	1,827	219,861
		408,545

Financial Services - 1.3%
Shift4 Payments, Inc. - Class A(a)	1,362	91,635

Ground Transportation - 3.4%
ArcBest Corp.	630	66,478
Lyft, Inc. - Class A(a)	4,953	77,316
RXO, Inc.(a)	4,496	91,763
		235,557

Health Care Equipment & Supplies - 1.3%
Alphatec Holdings, Inc.(a)	9,160	88,944

Health Care Providers & Services - 3.5%
Progyny, Inc.(a)	2,790	75,190
Surgery Partners, Inc.(a)	1,953	53,903
Tenet Healthcare Corp.(a)	872	117,912
		247,005

Hotel & Resort REITs - 1.4%
Ryman Hospitality Properties, Inc.	916	96,244

Hotels, Restaurants & Leisure - 10.4%
Caesars Entertainment, Inc.(a)	2,798	99,497
First Watch Restaurant Group, Inc.(a)	4,006	78,838
Golden Entertainment, Inc.	4,046	122,473
MGM Resorts International(a)	2,619	105,205
Norwegian Cruise Line Holdings Ltd.(a)	6,885	114,291
Planet Fitness, Inc. - Class A(a)	1,352	86,041
United Parks & Resorts, Inc.(a)	2,289	119,692
		726,037

Household Durables - 1.3%
Taylor Morrison Home Corp.(a)	1,592	92,065

Life Sciences Tools & Services - 1.0%
Fortrea Holdings, Inc.(a)	2,816	71,498

Machinery - 3.1%
Chart Industries, Inc.(a)	721	113,219
Hillman Solutions Corp.(a)	10,918	100,336
		213,555

Media - 4.7%
Gray Television, Inc.	11,511	71,829
Nexstar Media Group, Inc. - Class A	952	157,737
Stagwell, Inc.(a)	13,950	96,673
		326,239

Metals & Mining - 4.0%
Carpenter Technology Corp.	1,549	171,738
Commercial Metals Co.	1,942	109,373
		281,111

Oil, Gas & Consumable Fuels - 4.5%
Chesapeake Energy Corp.	1,298	118,027
Northern Oil & Gas, Inc.	2,678	109,611
Scorpio Tankers, Inc.	1,059	86,912
		314,550

Pharmaceuticals - 3.4%
Avadel Pharmaceuticals PLC(a)	6,605	105,350
Elanco Animal Health, Inc.(a)	7,258	128,321
		233,671

Real Estate Management & Development - 1.7%
Newmark Group, Inc. - Class A	11,623	120,995

Semiconductors & Semiconductor Equipment - 7.2%
Allegro MicroSystems, Inc.(a)	4,023	121,253
Kulicke & Soffa Industries, Inc.	1,989	90,838
Rambus, Inc.(a)	1,392	76,922
Semtech Corp.(a)	2,659	103,408
Teradyne, Inc.	754	106,269
		498,690

Software - 4.3%
PTC, Inc.(a)	505	89,001
Q2 Holdings, Inc.(a)	1,567	95,305
RingCentral, Inc. - Class A(a)	3,425	117,135
		301,441

Specialty Retail - 2.6%
Five Below, Inc.(a)	539	74,452
Floor & Decor Holdings, Inc. - Class A(a)	886	103,538
		177,990

Technology Hardware, Storage & Peripherals - 2.2%
Western Digital Corp.(a)	2,006	151,032

Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc.(a)	801	124,668

Trading Companies & Distributors - 4.4%
DNOW, Inc.(a)	6,376	93,026
FTAI Aviation Ltd.	1,338	112,820
H&E Equipment Services, Inc.	2,179	103,219
		309,065
TOTAL COMMON STOCKS (Cost $5,770,340)		6,838,242

TOTAL INVESTMENTS - 98.2% (Cost $5,770,340)		$6,838,242
Money Market Deposit Account - 2.6%(b)		180,523
Liabilities in Excess of Other Assets - (0.8)%		(57,605)
TOTAL NET ASSETS - 100.0%		$6,961,160

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 3.27%.

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$6,181,561	88.8%
Ireland	325,211	4.7
Puerto Rico	153,720	2.2
Singapore	90,838	1.3
Monaco	86,912	1.2
Other Assets in Excess of Other Assets	122,918	1.8
	$6,961,160	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)

Industrials	$1,266,304	18.2%
Consumer Discretionary	1,120,760	16.1
Information Technology	951,163	13.6
Financials	917,942	13.2
Health Care	746,705	10.7
Energy	723,095	10.4
Materials	452,330	6.5
Communication Services	326,239	4.7
Real Estate	217,239	3.1
Consumer Staples	116,465	1.7
Other Assets in Excess of Other Assets	122,918	1.8
	6,961,160	100.0%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL MID CAP CORE FUND
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	6,838,242	–	–	6,838,242
Total Investments	6,838,242	–	–	6,838,242
Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.